Commitments (Tables)	12 Months Ended
Dec. 31, 2015
Commitments [Abstract]
Summary Of Commitments

Commitments (dollars in millions)

	December 31, 2015			December 31,
	Due to Expire			2014
	Within	After	Total	Total
	One Year	One Year	Outstanding	Outstanding
Financing Commitments
Financing assets	$1,646.3	5,739.3	$7,385.6	$4,747.9
Letters of credit
Standby letters of credit	38.2	277.1	315.3	360.1
Other letters of credit	18.3	–	18.3	28.3
Guarantees
Deferred purchase agreements	1,806.5	–	1,806.5	1,854.4
Guarantees, acceptances and other recourse obligations	0.7	–	0.7	2.8
Purchase and Funding Commitments
Aerospace purchase commitments	448.7	9,169.4	9,618.1	10,820.4
Rail and other purchase commitments	747.1	151.1	898.2	1,323.2